Offerings	Apr. 24, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.0001 par value per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 300,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,430.00
Offering Note	The securities registered hereunder consists of up to $300,000,000 of an indeterminate amount of Class A Common Stock, preferred stock, debt securities, warrants, rights and/or units. The securities registered also include such unspecified amounts and numbers of shares of Class A Common Stock, preferred stock, debt securities or warrants as may be issued upon conversion of or exchange for preferred stock, debt securities, warrants, units or rights that provide for conversion or exchange. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. The proposed maximum per security and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D of Form S-3 under the Securities Act of 1933, as amended (the "Securities Act"). Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units. Pursuant to Rule 416 under the Securities Act, this registration statement also covers any additional securities that may be offered or issued in connection with any stock split or stock dividend or pursuant to anti-dilution provisions of any of the securities. In accordance with Rule 457(p) under the Securities Act, the registrant is offsetting $33,060.00 of the fee associated with this registration statement from the fee previously paid by the registrant associated with the unsold securities registered under the registrant's prior unallocated (universal) shelf registration statement on Form S-3 originally filed on April 25, 2023 and declared effective on April 28, 2023 (File No. 333-271423) (the "Prior Registration Statement"), which will expire on April 28, 2026 because three years will have elapsed since the initial effective date of the Prior Registration Statement and all offerings thereunder have been completed or terminated. No securities were sold by registrant under the Prior Registration Statement.